Guarantor Statements (Statement Of Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ 872.0	$ 273.2	$ (33.9)
Net unrealized loss on foreign currency translation	(44.3)	29.1	(8.5)
Unrealized gain (loss) on derivative instruments	16.2	(29.1)	7.1
Defined benefit pension gain (loss)	3.8	20.5	(28.5)
Net change to derive comprehensive income (loss) for the period	(458.1)	120.1	318.0
Comprehensive income	413.9	393.3	284.1
Comprehensive loss attributable to non-controlling interest	(2.8)	195.2	220.9
Comprehensive income attributable to controlling interest	416.7	198.1	63.2
Parent [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	180.8	307.5	350.1
Net unrealized loss on foreign currency translation	(44.3)	29.1	(8.5)
Unrealized gain (loss) on derivative instruments	16.2	(29.1)	7.0
Defined benefit pension gain (loss)	1.7	19.6	(28.2)
Net change to derive comprehensive income (loss) for the period	(26.4)	19.6	(29.7)
Comprehensive income	154.4	327.1	320.4
Comprehensive income attributable to controlling interest	154.4	327.1	320.4
SB/RH [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	182.9	301.2	352.3
Net unrealized loss on foreign currency translation	(44.3)	29.1	(8.5)
Unrealized gain (loss) on derivative instruments	16.2	(29.1)	7.1
Defined benefit pension gain (loss)	1.7	19.6	(28.2)
Net change to derive comprehensive income (loss) for the period	(26.4)	19.6	(29.6)
Comprehensive income	156.5	320.8	322.7
Comprehensive loss attributable to non-controlling interest	(0.3)	(0.2)	(0.3)
Comprehensive income attributable to controlling interest	156.8	321.0	323.0
Eliminations [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(490.0)	(566.6)	(629.7)
Net unrealized loss on foreign currency translation	89.8	(66.3)	14.4
Unrealized gain (loss) on derivative instruments	(26.6)	30.2	(6.3)
Defined benefit pension gain (loss)	5.2	(29.3)	50.8
Net change to derive comprehensive income (loss) for the period	68.4	(65.4)	58.9
Comprehensive income	(421.6)	(632.0)	(570.8)
Comprehensive income attributable to controlling interest	(421.6)	(632.0)	(570.8)
Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	334.9	364.5	433.9
Net unrealized loss on foreign currency translation	(43.6)	32.0	(8.3)
Unrealized gain (loss) on derivative instruments	13.3	(15.1)	3.2
Defined benefit pension gain (loss)	(2.6)	14.6	(25.4)
Net change to derive comprehensive income (loss) for the period	(32.9)	31.5	(30.5)
Comprehensive income	302.0	396.0	403.4
Comprehensive income attributable to controlling interest	302.0	396.0	403.4
Nonguarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	157.2	195.8	198.0
Net unrealized loss on foreign currency translation	(46.2)	34.3	(6.1)
Unrealized gain (loss) on derivative instruments	13.3	(15.1)	3.2
Defined benefit pension gain (loss)	(2.6)	14.7	(25.4)
Net change to derive comprehensive income (loss) for the period	(35.5)	33.9	(28.3)
Comprehensive income	121.7	229.7	169.7
Comprehensive loss attributable to non-controlling interest	(0.3)	(0.2)	(0.3)
Comprehensive income attributable to controlling interest	$ 122.0	$ 229.9	$ 170.0